FINANCIAL INSTRUMENTS - Contractual Cash Flow Requirements (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities	$ 355,927
Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	151,760
Lease obligation payments
Disclosure of financial liabilities [line items]
Financial liabilities	15,717
Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	188,450
Less than a year
Disclosure of financial liabilities [line items]
Financial liabilities	350,695
Less than a year | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	151,760
Less than a year | Lease obligation payments
Disclosure of financial liabilities [line items]
Financial liabilities	10,485
Less than a year | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	188,450
1-3 years
Disclosure of financial liabilities [line items]
Financial liabilities	5,054
1-3 years | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
1-3 years | Lease obligation payments
Disclosure of financial liabilities [line items]
Financial liabilities	5,054
1-3 years | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	0
4-5 years
Disclosure of financial liabilities [line items]
Financial liabilities	178
4-5 years | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
4-5 years | Lease obligation payments
Disclosure of financial liabilities [line items]
Financial liabilities	178
4-5 years | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years | Lease obligation payments
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0